CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income (Expense):
Weighted-average units used in computing net loss per unit, basic and diluted	33,048,809	32,426,264
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Revenue:
Service	$ 500,911,000	$ 490,122,000
Recyclable commodity	82,139,000	49,251,000
Total revenue	583,050,000	539,373,000
Cost of revenue (exclusive of amortization and depreciation):
Service	481,642,000	471,039,000
Recyclable commodity	77,030,000	45,892,000
Total cost of revenue (exclusive of amortization and depreciation)	558,672,000	516,931,000
Sales and marketing	14,457,000	14,782,000
Product development	22,485,000	14,857,000
General and administrative	52,915,000	37,754,000
Amortization and depreciation	7,128,000	6,450,000
Total Costs and Expenses	655,657,000	590,774,000
Loss from Operations	(72,607,000)	(51,401,000)
Other Income (Expense):
Interest earned	2,000	8,000
Gain on forgiveness of debt	10,900,000
Loss on change in fair value of warrants	(606,000)
Other expense	(1,055,000)	(427,000)
Interest expense	(11,455,000)	(8,217,000)
Total Other Expense	(2,214,000)	(8,636,000)
Loss Before Income Taxes	(74,821,000)	(60,037,000)
Income Tax Benefit	(1,670,000)	(1,454,000)
Net Loss	$ (73,151,000)	$ (58,583,000)
Net loss per unit, basic and diluted	$ (2.21)	$ (1.81)
Weighted-average units used in computing net loss per unit, basic and diluted	33,048,809	32,426,264